Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Goodwill and Intangible Assets
Goodwill

The carrying amount of goodwill for the tanker segment was $1.9 million as at December 31, 2019 and 2018. In 2019, 2018 and 2017, the Company conducted its annual goodwill impairment review of its tanker segment and concluded that no impairment had occurred.

The carrying amount of goodwill for the ship-to-ship transfer segment was $0.5 million and $6.2 million as at December 31, 2019 and December 31, 2018, respectively. In 2019, 2018 and 2017, the Company conducted its annual goodwill impairment review of its ship-to-ship transfer segment and concluded that no impairment had occurred.

Intangible Assets

The carrying amounts of intangible assets are as follows:

	As at
	December 31, 2019	December 31, 2018
	$	$
Customer relationships At cost, less accumulated amortization of $0.7 million (2018 - $8.2 million) (1)	2,545	9,724
Customer contracts At cost, less accumulated amortization of $nil (2018 - $2.7 million) (1)	—	1,901
	2,545	11,625

(1)
The customer relationships and customer contracts are being amortized over weighted average amortization periods of 10 years and 7.6 years, respectively. Amortization of intangible assets for the year ended December 31, 2019 was $2.2 million (2018 - $2.9 million, 2017 - $3.3 million). Amortization of intangible assets for the five years subsequent to 2019 is expected to be, $0.6 million (2020), $0.5 million (2021), $0.4 million (2022), $0.4 million (2023), $0.3 million (2024) and $0.3 million (thereafter).

In 2015, the Company acquired a ship-to-ship transfer business (previously referred to as SPT and now known as Teekay Marine Solutions or TMS) from a company jointly owned by Teekay Corporation and a Norway-based marine transportation company, I.M. Skaugen SE and recognized goodwill and intangible assets relating to customer relationships at the time of acquisition.

In January 2020, the Company reached an agreement to sell the non-US portion of its ship-to-ship support services business and its LNG terminal management business for $26 million, subject to adjustment for the final amounts of cash and other working capital present on the closing date. The sale is expected to close in the second quarter of 2020. The proportionate share of goodwill of $5.6 million and intangible assets of $6.9 million attributable to the business to be sold has been reclassified to assets held for sale as at December 31, 2019 (notes 21 and 25).